Offerings	Dec. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1)
Calculated at $138.10 per $1,000,000.00 of Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 28,313,528.82
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,334.8
Offering Note

(2)
Calculated as the aggregate maximum purchase price for shares of beneficial interest at the fee rate then in effect of $153.10 per $1,000,000.00 of Transaction Valuation. The fee of $4,334.80 was paid in connection with the filing of Schedule TO-I by Kennedy Lewis Capital Company (File No. 005-94037) on August 29, 2025 (the “Schedule TO”).